Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2025
Accrued liabilities and other current liabilities.
Accrued liabilities and other current liabilities

12Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consist of the following:

		As of December 31,
		2024	2025
		RMB	RMB	US$
Accrued payroll and welfare payables		36,860	46,473	6,646
Payable for business acquisition	(i)	16,338	14,188	2,029
Other taxes and surcharges		11,096	9,527	1,362
Service fees		4,514	5,795	829
Income tax payable		59	829	119
Government grants subject to deferral or return		2,628	628	90
Others		2,875	3,499	499
Total accrued liabilities and other current liabilities		74,370	80,939	11,574
(i)	The balance represents the remaining unpaid cash consideration from the acquisition of SendCloud.